Financial Risk Management - Schedule of Sensitivity to Changes in Market Interest Rates (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Risk 100 Basis Point Increase [Member]
Disclosure Of Financial Risk Management [Line Items]
Interest rate increase (decrease)	1.00%	1.00%
Interest Rate Risk 100 Basis Point Decrease [Member]
Disclosure Of Financial Risk Management [Line Items]
Interest rate increase (decrease)	(1.00%)	(1.00%)